Loans receivable - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Loan Receivable [Line Items]
Current loans receivable	$ 11.0	$ 1.0
Non-current loans receivable	$ 4.0	0.0
Corporate Social Responsibility
Disclosure of Loan Receivable [Line Items]
Repayment period	5 years
Non-current loans receivable	$ 3.0	$ 0.0
Ellis Group Limited | Other loans receivable
Disclosure of Loan Receivable [Line Items]
Current loans receivable	7.1
Ellis Group Limited | Interest Free Loan
Disclosure of Loan Receivable [Line Items]
Current loans receivable	1.3
Ellis Group Limited | Loans Receivable, Repayable On Demand
Disclosure of Loan Receivable [Line Items]
Current loans receivable	5.8
Bellerive Capital 71 Limited | Other loans receivable
Disclosure of Loan Receivable [Line Items]
Current loans receivable	$ 3.5
Repayment period	3 months
Dice Device Limited | Other loans receivable
Disclosure of Loan Receivable [Line Items]
Repayment period	3 years
Non-current loans receivable	$ 0.7
Interest rate	9.00%